UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06094

THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:                                                         Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments

March 31, 2007 (unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-95.96%
Argentina-3.30%
Capital Markets-0.95%
Pampa Holding SA, GDR† ††	151,412	$2,943,222

Energy Equipment & Services-1.67%
Tenaris S.A., ADR	112,600	5,168,340

Thrifts & Morgage Finance-0.68%
Banco Hipotecario S.A., ADR†	192,700	2,093,994

Total Argentina
(Cost $6,923,590)		10,205,556

Brazil-58.11%
Airlines-0.52%
Tam S.A., PN	60,000	1,603,812

Banking-2.01%
Banco Bradesco S.A., PN	303,200	6,224,047

Beverages-2.29%
Companhia de Bebidas das Americas, ADR	22,600	1,178,590
Companhia de Bebidas das Americas, ADR, PN	107,600	5,913,696
		7,092,286
Commercial Banks-4.65%
Banco Itaú Holding Financeira S.A., PN	139,900	4,916,329
Investimentos Itaú S.A., PN	890,700	5,006,378
União de Bancos Brasileiros S.A., GDR	51,200	4,477,952
		14,400,659
Containers & Packaging-0.44%
Klabin S.A., PN	493,000	1,373,460

Diversified Financial Services-1.01%
Bradespar S.A., PN	104,300	3,119,824

Diversified Telecommunication Services-5.82%
Brasil Telecom Participações S.A.	119,605,140	2,426,008
GVT Holding SA†	204,000	2,373,021
Telecomunicações de São Paulo S.A., PN	72,900	1,814,305
Telemar Norte Leste S.A., PNA	51,200	1,058,534
Tele Norte Leste Participações S.A., ON	353,736	10,321,622
		17,993,490
Electric Utilities-3.67%
Centrais Elétricas Brasileiras S.A., PNB	110,100,000	2,410,792
Companhia Energética de Minas Gerais, ADR	57,100	2,777,915
Companhia Energética de Minas Gerais, PN	14,500,000	715,787

EDP - Energias do Brasil S.A.	112,700	1,663,509
Eletropaulo Metropolitana S.A., PNB†	16,510,000	774,663
Terna Participações S.A.†	262,600	3,003,343
		11,346,009
Food Products-1.98%
Cosan S.A. Industria e Comercio†	137,500	2,506,720
Perdigao S.A.	163,700	2,208,270
Sao Martinho SA†	109,000	1,420,303
		6,135,293
Food-Retail-0.43%
Companhia Brasileira de Distribuição Grupo Pão de Acucar, ADR	45,800	1,323,162

Health Care Providers & Services-0.91%
Diagnosticos da America S.A.†	127,000	2,824,291

Household Durables-0.21%
Gafisa S.A.	52,000	660,802

Independent Power Producers & Energy Traders-0.61%
Tractebel Energia S.A.	215,800	1,898,534

Insurance-0.36%
Clean Energy Brazil PLC†	507,912	1,055,965
Clean Energy Brazil PLC, warrants†	126,750	48,477
		1,104,442
Internet & Catalog Retail-1.06%
Submarino S.A.†	96,800	3,283,441

Machinery-0.57%
Iochpe Maxion S.A., PN	77,400	828,853
Weg S.A., PN	124,200	940,909
		1,769,762
Media-1.19%
Net Servicos de Comunicacao SA, PN†	137,057	1,867,619
Vivax S.A.†	80,100	1,820,455
		3,688,074
Metals & Mining-10.79%
Companhia Vale do Rio Doce, ADR, PNA	948,100	29,656,568
Gerdau S.A., PN	72,000	1,328,798
Usinas Siderúrgicas de Minas Gerais S.A., PNA	49,000	2,389,648
		33,375,014
Multiline Retail-0.53%
Lojas Americanas S.A., PN	25,900,000	1,645,650

Oil, Gas & Consumable Fuels-12.22%
Petróleo Brasileiro S.A., ADR	423,300	37,821,855

Paper & Forest Products-0.70%
Aracruz Celulose S.A., ADR	29,000	1,521,630
Suzano Papel e Celulose S.A., PN	68,200	650,000
		2,171,630
Personal Products-0.29%
Natura Cosmeticos S.A.	78,900	894,663

Real Estate Management & Development-0.94%
Cyrela Brazil Realty S.A. Empreendimentos e Particpações	193,000	1,803,597
Klabin Segall S.A.†	138,031	1,112,479
		2,916,076
Real Estate Operations/Development-0.59%
PDG Realty SA Empreendimentos e Particpações	340,800	1,815,601

Retail-Computer Equipment-0.33%
Positivo Informatica SA	72,500	1,016,984

Road & Rail-2.38%
All America Latina Logistica	384,700	4,696,875
Localiza Rent a Car SA	86,400	2,662,522
		7,359,397
Textiles, Apparel & Luxury Goods-0.71%
Companhia de Tecidos Norte de Minas S.A., PN	14,600,000	2,197,850

Transportation Infrastructure-0.90%
Obrascon Huarte Lain Brasil S.A.†	191,400	2,778,387

Wireless Telecommunication Services-0.00%
Vivo Participações S.A., ADR	21	74

Total Brazil (Cost $94,754,194)		179,834,569

Chile-5.62%
Beverages-0.93%
Compañia Cervecerías Unidas S.A.	175,010	1,095,822
Compañia Cervecerías Unidas S.A., ADR	14,400	452,448
Embotelladora Andina S.A., PNA	294,613	874,790
Embotelladora Andina S.A., PNB	140,000	454,672
		2,877,732
Commercial Banks-0.92%
Banco de Chile	16,906,065	1,389,884
Banco Santander Chile S.A.	30,613,969	1,469,766
		2,859,650
Electric Utilities-0.86%
Enersis S.A.	3,780,000	1,234,629
Enersis S.A., ADR	88,300	1,438,407
		2,673,036
Food & Staples Retailing-0.31%
Cencosud S.A.	280,000	963,385

Independent Power Producers & Energy Traders-0.54%
Empresa Nacional de Electricidad S.A.	1,249,910	1,667,552

Industrial Conglomerates-0.45%
Empresas Copec S.A.	105,000	1,394,219

Multiline Retail-0.15%
S.A.C.I. Falabella, S.A.	110,350	471,012

Paper & Forest Products-0.48%
Empresas CMPC S.A.	45,000	1,461,446

Water Utilities-0.98%
Inversiones Aguas Metropolitanas S.A., ADR††	125,873	3,025,257

Total Chile (Cost $9,831,224)		17,393,289

Colombia-1.74%
Commercial Banks-0.00%
Bancolombia S.A., ADR	3	83

Diversified Financial Services-1.36%
Corporacion Financiera Colombiana	169,417	1,545,800
Suramericana de Inversiones S.A.	318,346	2,658,995
		4,204,795

Metals & Mining-0.38%
Acerias Paz del Rio S.A.†	32,217,991	1,191,945

Total Colombia (Cost $3,190,321)		5,396,823

Latin America-0.32%
Venture Capital-0.32%
JPMorgan Latin America Capital Partners (Cayman), L.P.†‡	948,642	246,637
JPMorgan Latin America Capital Partners (Delaware), L.P.†‡#	1,489,801	733,414

Total Latin America (Cost $1,181,771)		980,051

Mexico-25.78%
Beverages-2.55%
Fomento Economico Mexicano, S.A. de C.V., ADR	59,712	6,591,608
Grupo Modelo, S.A. de C.V., Series C	253,000	1,298,143
		7,889,751

Construction Materials-4.16%
Cemex S. A. de C.V., ADR	393,256	12,879,134

Diversified Telecommunication-0.05%
Axtel, S.A. de C.V., CPO†	36,200	144,320

Diversified Telecommunication Services-0.29%
Teléfonos de México S.A. de C.V., Class L, ADR	26,600	888,440

Food & Staples Retailing-1.86%
Wal-Mart de México, S.A. de C.V., Series V	1,035,840	4,435,350
Wal-Mart de México, S.A. de C.V., Series V, ADR	30,845	1,320,188
		5,755,538
Hotels, Restaurants & Leisure-0.55%
Alsea, S.A. de C.V.	920,400	1,713,500

Household Durables-2.65%
Consorcio ARA, S.A. de C.V.	922,800	1,595,615

Corporación GEO, S.A. de C.V., Series B†	582,000	3,393,216
Urbi, Desarrollos Urbanos, S.A. de C.V.†	760,257	3,207,005
		8,195,836
Media-1.36%
Grupo Televisa S.A., ADR	113,400	3,379,320
Grupo Televisa S.A., CPO	139,500	837,266
		4,216,586
Metals & Mining-2.46%
Baja Mining Corp.†	959,500	1,131,123
Grupo Mexico SA de C.V., Class B	1,386,060	6,482,504
		7,613,627
Transportation Infrastructure-1.69%
Grupo Aeroportuario del Centro Norte, S.A.B. DE C.V.†	94,345	2,557,693
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	62,500	2,687,500
		5,245,193
Wireless Telecommunication Services-8.16%
América Móvil S.A. de C.V., Series L	6,695,623	16,113,519
América Móvil S.A. de C.V., Series L, ADR	191,000	9,127,890
		25,241,409
Total Mexico (Cost $42,060,821)		79,783,334

Peru-0.28%
Commercial Banks-0.28%
Credicorp Limited (Cost $728,991)	17,500	852,775

Venezuela-0.55%
Commercial Banks-0.55%
Mercantil Servicios Financieros, C.A., ADR (Cost $1,237,752)	259,700	1,690,517

Global-0.26%
Venture Capital-0.26%
Emerging Markets Ventures I L.P.†‡# (Cost $1,251,940)	2,237,292	801,599

Total Equity or Equity-Linked Securities (Cost $161,160,604)		296,938,513

SHORT-TERM INVESTMENTS-3.89%

Chilean Mutual Fund-0.02%
Fondo Mutuo Corporativo BancoEstado (Cost $83,395)	40,297	83,547

	Principal
	Amount (000’s)	Value
Grand Cayman-3.87%
Citibank N.A., overnight deposit, 4.44%, 4/2/07 (Cost $11,969,000)	$11,969	11,969,000

Total Short-Term Investments (Cost $12,052,395)		12,052,547

Total Investments-99.85% (Cost $173,212,999)	308,991,060

Cash and Other Assets in Excess of Liabilities - 0.15%	453,474

NET ASSETS-100.00%	$309,444,534

†	Non-income producing security.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of March 31, 2007, the aggregate amount of open commitments for the Fund is $954,171.
ADR	American Depositary Receipts.
CPO	Ordinary Participation Certificates.
GDR	Global Depositary Receipts.
ON	Ordinary Shares.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number of	Acquisition		Fair Value at	Value Per	Percent of	Distributions	Open
Security	Units/Shares	Date(s)	Cost	03/31/07	Unit/Share	Net Assets	Received	Commitments

Emerging Markets Ventures I L.P.	2,237,292	01/22/98-01/10/06	$1,251,940	$801,599	0.36	0.26	$1,969,180	$262,708

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	948,642	04/10/00-12/21/06	489,574	246,637	0.26	0.08	1,369,272	—

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,489,801	04/10/00-12/21/06	692,197	733,414	0.49	0.24	1,305,115	691,463

Total			$2,433,711	$1,781,650		0.58%	$4,643,567	$954,171

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $173,363,097, $137,070,266, ($1,442,303) and $135,627,963, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                         Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                         Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007